Employee Future Benefits - Fair Value of Plan Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	CAD (230)
Administration expenses	(2)	CAD (2)	CAD (2)
Net asset, ending of period	(247)	(230)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	433	438
Interest on plan assets	15	16	16
Net return on plan assets	26	10
Contributions	12	18
Benefits paid	(55)	(46)
Effect of translation on US plans	(1)	(1)
Net asset, ending of period	428	433	438
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(72)
Administration expenses	0	0	0
Net asset, ending of period	(75)	(72)
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	10	9
Interest on plan assets	0	0	0
Net return on plan assets	0	0
Contributions	6	6
Benefits paid	(4)	(5)
Effect of translation on US plans	0	0
Net asset, ending of period	12	10	9
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(131)
Administration expenses	(2)	(2)	(2)
Net asset, ending of period	(145)	(131)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	423	429
Interest on plan assets	15	16	16
Net return on plan assets	26	10
Contributions	6	11
Benefits paid	(51)	(40)
Effect of translation on US plans	(1)	(1)
Net asset, ending of period	416	423	429
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(27)
Administration expenses	0	0	0
Net asset, ending of period	(27)	(27)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0	0
Net return on plan assets	0	0
Contributions	0	1
Benefits paid	0	(1)
Effect of translation on US plans	0	0
Net asset, ending of period	CAD 0	CAD 0	CAD 0